Income Tax (Details) - CNY (¥) ¥ in Thousands				6 Months Ended
	Nov. 30, 2018	Sep. 30, 2018	Mar. 16, 2007	Jun. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Profits tax rate description				A Two-tiered Profits Tax rates regime was introduced since year 2018 where the first HK$2,000 of assessable profits earned by a company will be taxed at half the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%.
Enterprise income tax rate			25.00%	25.00%
Enterprise income tax rate description	This certificate entitled Shenzhen Likeshuo to enjoy a preferential income tax rate of 15% for a period of three years from 2018 to 2020 if all the criteria for HNTE status could be satisfied in the relevant year.	The WFOEs conduct business in the High and New Technology Industry, which were eligible for a preferential income tax rate of 15% for a period from January 1, 2014 to December 31, 2020 according to the Notice (Cai Shui [2014] No. 26) issued by Ministry of Finance and State Administration of Taxation.
Income tax rate				25.00%
PRC income tax at a rate				25.00%
Impose a withholding tax				10.00%
Statutory income tax rate				25.00%
Net operating losses carry forward description				The net operating losses carry forward of the PRC subsidiaries of the Company’s VIEs amounted to RMB1,070,534 as of June 30, 2022, of which RMB33,815, RMB148,110, RMB318,175, RMB397,504 and RMB172,930 will expire if unused by June 30, 2023, 2024, 2025, 2026 and 2027, respectively.
Unrecognized tax benefits (in Yuan Renminbi)				¥ 29,885	¥ 34,137
Non-current income tax payable description				The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitation is 10 years.